INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Opening balance		$ 10,830	$ 12,620
Impairment		0	0
Amortization	[1]	(5,208)	(5,274)
Additions		3,464	3,518
Translation differences		(75)	(34)
Closing balance		9,011	10,830
Customer Relationship [Member]
Opening balance		0	358
Impairment			0
Amortization	[1]		(358)
Additions			0
Translation differences			0
Closing balance			0
Technology [Member]
Opening balance		10,176	11,293
Impairment		0	0
Amortization	[1]	(4,929)	(4,497)
Additions		3,351	3,477
Translation differences		(18)	(97)
Closing balance		8,580	10,176
Other [Member]
Opening balance		654	969
Impairment		0	0
Amortization	[1]	(279)	(419)
Additions		113	41
Translation differences		(57)	63
Closing balance		$ 431	$ 654

[1]	As of December 31, 2024, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2025 – US$ 4,007 thousand, 2026 – US$ 1,890 thousand, 2027 – US$ 1,300 thousand, 2028 – US$ 862 thousand and 2029 and after – US$ 952 thousand.